Share Capital and Share Premium	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Share capital and share Premium

12. Share capital and share premium

	2023	2022	2021
	(in thousands)
	£	£	£
Share capital	2,114	2,095	2,087
Share premium	141,306	141,108	141,050
	143,420	143,203	143,137

	Number	Number	Number
	(in thousands)
Issued share capital comprises:
Ordinary shares of £0.04 each	52,860	52,373	52,180
	52,860	52,373	52,180

	Number of shares	Share capital	Share premium
	(in thousands)
		£	£
Fully paid shares:
Balance at December 31, 2021	52,180	2,087	141,050
Exercise of share options	193	8	58
Balance at December 31, 2022	52,373	2,095	141,108
Exercise of share options	79	3	1
Issue of share capital	408	16	197
Balance at December 31, 2023	52,860	2,114	141,306

Ordinary shares

Holders of ordinary shares are entitled to one vote for each share held of record on all matters submitted to a vote of shareholders and do not have cumulative voting rights.

Capital management

For the purpose of the Company’s capital management, capital includes issued capital, share premium and all other equity reserves attributable to the equity holders of the Company. The purpose of the Company’s capital management is to maximize shareholder value and ensure adequate capital is available to meet the medium-term operating plan. Review of operations and commitments is key to identifying future capital management and a full review is undertaken on a quarterly basis.

No changes were made in the objectives, policies or processes for managing capital during the years ended December 31, 2023, 2022 or 2021.